UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21637

Name of Fund: Diversified Income Strategies Portfolio, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Diversified Income Strategies Portfolio, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 03/01/06 - 05/31/06

Item 1 - Schedule of Investments

Diversified Income Strategies Portfolio, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                        Face
Industry                              Amount     Corporate Bonds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.8%    EUR  4,453,117     Aero Invest 1 SA, 10.677% due 3/01/2015 (d)(e)                      $    5,784,244
                              USD  3,000,000     Vought Aircraft Industries, Inc., 8% due 7/15/2011                       2,820,000
                                                                                                                     --------------
                                                                                                                          8,604,244
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 5.3%                  2,700,000     Autonation, Inc., 7.045% due 4/15/2013 (b)(d)                            2,727,000
                                   4,200,000     Delco Remy International, Inc., 9.068% due 4/15/2009 (b)                 4,100,250
                                   2,700,000     Exide Technologies, 10.50% due 3/15/2013 (d)                             2,342,250
                                   3,000,000     General Motors Acceptance Corp., 6.018% due 7/16/2007 (b)                2,947,059
                                                                                                                     --------------
                                                                                                                         12,116,559
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 7.1%                3,000,000     Canadian Satellite Radio Holdings, Inc., 12.75% due 2/15/2014 (d)        2,985,000
                                     500,000     LIN Television Corp. Series B, 6.50% due 5/15/2013                         463,750
                                     875,000     Paxson Communications Corp., 8.318% due 1/15/2012 (b)(d)                   892,500
                                   1,750,000     Paxson Communications Corp., 11.318% due 1/15/2013 (b)(d)                1,769,687
                                   4,000,000     Sirius Satellite Radio, Inc., 9.625% due 8/01/2013                       3,780,000
                                   4,000,000     Xm Satellite Radio, Inc., 9.649% due 5/01/2013 (b)(d)                    3,760,000
                                   3,000,000     Young Broadcasting, Inc., 10% due 3/01/2011                              2,715,000
                                                                                                                     --------------
                                                                                                                         16,365,937
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 2.3%       5,000,000     New Skies Satellites NV, 10.414% due 11/01/2011 (b)                      5,162,500
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 5.4%                5,000,000     CCO Holdings LLC, 9.454% due 12/15/2010 (b)                              5,062,500
                                   3,000,000     Cablevision Systems Corp. Series B, 9.62% due 4/01/2009 (b)              3,187,500
                                   4,000,000     Intelsat Subsidiary Holding Co. Ltd., 9.614% due 1/15/2012 (b)           4,055,000
                                                                                                                     --------------
                                                                                                                         12,305,000
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 7.0%                   2,000,000     Huntsman LLC, 12.318% due 7/15/2011 (b)                                  2,090,000
                                   4,000,000     Nova Chemicals Corp., 8.405% due 11/15/2013 (b)                          4,030,000
                                   5,000,000     Omnova Solutions, Inc., 11.25% due 6/01/2010                             5,337,500
                                   2,000,000     PolyOne Corp., 6.89% due 9/22/2008                                       1,900,000
                                   1,600,000     Tronox Worldwide LLC, 9.50% due 12/01/2012 (d)                           1,660,000
                                   1,000,000     VeraSun Energy Corp., 9.875% due 12/15/2012 (d)                          1,075,000
                                                                                                                     --------------
                                                                                                                         16,092,500
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 1.7%         4,000,000     Simmons Bedding Co., 7.875% due 1/15/2014                                3,890,000
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables -          2,200,000     Ames True Temper, Inc., 9.068% due 1/15/2012 (b)                         2,167,000
4.2%                               4,000,000     Hines Nurseries, Inc., 10.25% due 10/01/2011                             3,840,000
                                   3,500,000     Levi Strauss & Co., 9.74% due 4/01/2012 (b)                              3,618,125
                                                                                                                     --------------
                                                                                                                          9,625,125
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 4.0%           1,000,000     AMC Entertainment, Inc., 11% due 2/01/2016 (d)                           1,080,000
                                   3,000,000     Houghton Mifflin Co., 12.031% due 5/15/2011 (b)(d)                       2,966,250
                                   5,000,000     Universal City Florida Holding Co. I, 9.899% due 5/01/2010 (b)           5,162,500
                                                                                                                     --------------
                                                                                                                          9,208,750
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 4.5%              4,000,000     Aventine Renewable Energy Holdings, Inc., 11.329% due 12/15/2011
                                                 (b)(d)                                                                   4,200,000
                                   3,000,000     Ocean RIG ASA, 8.99% due 4/04/2011                                       2,985,000
                                   3,000,000     Parker Drilling Co., 9.981% due 9/01/2010 (b)                            3,060,000
                                                                                                                     --------------
                                                                                                                         10,245,000
-----------------------------------------------------------------------------------------------------------------------------------
Food & Drug - 0.2%                   500,000     Stripes Acquisition LLC, 10.625% due 12/15/2013 (d)                        542,500
-----------------------------------------------------------------------------------------------------------------------------------

Diversified Income Strategies Portfolio, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                        Face
Industry                              Amount     Corporate Bonds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 0.5%         USD  1,327,000     Dole Food Co., Inc., 8.75% due 7/15/2013                            $    1,263,967
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 3.9%                      4,125,000     Galaxy Entertainment Finance Co. Ltd., 10.42% due 12/15/2010
                                                 (b)(d)                                                                   4,310,625
                                     375,000     Galaxy Entertainment Finance Co. Ltd., 9.875% due 12/15/2012 (d)           391,875
                                   2,000,000     Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010             2,140,000
                                   1,025,000     Little Traverse Bay Bands of Odawa Indians, 10.25% due 2/15/2014
                                                 (d)                                                                      1,014,750
                                   1,000,000     Tunica-Biloxi Gaming Authority, 9% due 11/15/2015 (d)                    1,038,750
                                                                                                                     --------------
                                                                                                                          8,896,000
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.9%                 2,000,000     Elan Finance Plc, 9.17% due 11/15/2011 (b)                               2,025,000
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 6.0%                     4,000,000     Builders FirstSource, Inc., 9.42% due 2/15/2012 (b)                      4,120,000
                                   1,500,000     Compression Polymers Corp., 11.44% due 7/01/2012 (b)(d)                  1,537,500
                                   1,000,000     Compression Polymers Corp., 11.44% due 7/01/2012 (b)(d)                  1,025,000
                                   4,335,000     Goodman Global Holding Co., Inc., 8.329% due 6/15/2012 (b)               4,389,187
                                   1,250,000     Stanley-Martin Communities LLC, 9.75% due 8/15/2015                      1,106,250
                                   1,500,000     Technical Olympic USA, Inc., 8.25% due 4/01/2011 (d)                     1,466,250
                                                                                                                     --------------
                                                                                                                         13,644,187
-----------------------------------------------------------------------------------------------------------------------------------
Hybrid - 0.6%                      1,350,000     North Street Referenced Linked Notes Series 2005-8A Class D,
                                                 19.829% due 6/15/2041 (b)(d)                                             1,350,000
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology -           4,000,000     MagnaChip Semiconductor SA, 8.579% due 12/15/2011 (b)                    3,970,000
5.7%                               1,800,000     Sungard Data Systems, Inc., 9.125% due 8/15/2013 (d)                     1,887,750
                                   1,200,000     Sungard Data Systems, Inc., 9.431% due 8/15/2013 (b)(d)                  1,263,000
                                   2,000,000     Sungard Data Systems, Inc., 10.25% due 8/15/2015 (d)                     2,090,000
                                   4,000,000     Telcordia Technologies, Inc., 10% due 3/15/2013 (d)                      3,770,000
                                                                                                                     --------------
                                                                                                                         12,980,750
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 0.9%                     2,000,000     Felcor Lodging LP, 9.57% due 6/01/2011 (b)                               2,062,500
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 4.9%               2,975,000     Brand Services, Inc., 12% due 10/15/2012                                 3,387,781
                                   4,000,000     CPI Holdco, Inc., 10.561% due 2/01/2015 (b)                              4,120,000
                                   1,500,000     Propex Fabrics, Inc., 10% due 12/01/2012                                 1,410,000
                                   2,500,000     Trimas Corp., 9.875% due 6/15/2012                                       2,387,500
                                                                                                                     --------------
                                                                                                                         11,305,281
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 2.5%               1,950,000     Indalex Holding Corp., 11.50% due 2/01/2014 (d)                          2,047,500
                                   2,000,000     James River Coal Co., 9.375% due 6/01/2012                               2,065,000
                                   1,425,000     RathGibson, Inc., 11.25% due 2/15/2014 (d)                               1,528,313
                                                                                                                     --------------
                                                                                                                          5,640,813
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 1.7%                   1,500,000     Packaging Dynamics Finance Corp., 10% due 5/01/2016 (d)                  1,511,250
                                   2,750,000     Wise Metals Group LLC, 10.25% due 5/15/2012                              2,303,125
                                                                                                                     --------------
                                                                                                                          3,814,375
-----------------------------------------------------------------------------------------------------------------------------------

Diversified Income Strategies Portfolio, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                        Face
Industry                              Amount     Corporate Bonds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 8.4%                  USD  5,000,000     Abitibi-Consolidated, Inc., 8.829% due 6/15/2011 (b)                $    5,012,500
                                   3,000,000     Ainsworth Lumber Co. Ltd., 8.71% due 10/01/2010 (b)                      3,000,000
                                   1,500,000     Ainsworth Lumber Co. Ltd., 9.068% due 4/01/2013 (b)(d)                   1,488,750
                                   2,000,000     Boise Cascade LLC, 7.943% due 10/15/2012 (b)                             2,010,000
                                   5,000,000     JSG Funding Plc, 7.75% due 4/01/2015                                     4,575,000
                                   3,000,000     NewPage Corp., 11.399% due 5/01/2012 (b)                                 3,262,500
                                                                                                                     --------------
                                                                                                                         19,348,750
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 1.7%                      1,850,000     Neiman-Marcus Group, Inc., 9% due 10/15/2015 (d)                         1,926,312
                                   1,800,000     Neiman-Marcus Group, Inc., 10.375% due 10/15/2015 (d)                    1,894,500
                                                                                                                     --------------
                                                                                                                          3,820,812
-----------------------------------------------------------------------------------------------------------------------------------
Service - 2.8%                       250,000     Avis Budget Car Rental LLC, 7.576% due 5/15/2014 (b)(d)                    253,750
                                   5,000,000     HydroChem Industrial Services, Inc., 9.25% due 2/15/2013 (d)   `         4,975,000
                                   1,000,000     Neff Rental LLC, 11.25% due 6/15/2012 (d)                                1,105,000
                                                                                                                     --------------
                                                                                                                          6,333,750
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 3.3%     EUR    500,000     Nordic Telephone Co. Holdings ApS, 8.352% due 5/01/2016 (d)                664,706
                              USD    800,000     Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (b)(d)             826,000
                                   2,000,000     Qwest Communications International, Inc., 8.67% due 2/15/2009 (b)        2,035,000
                                   4,000,000     Time Warner Telecom Holdings, Inc., 9.17% due 2/15/2011 (b)              4,060,000
                                                                                                                     --------------
                                                                                                                          7,585,706
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 1.8%                     4,000,000     Dynegy Holdings, Inc., 11.568% due 7/15/2008 (b)(d)                      4,140,000
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications -          2,000,000     AirGate PCS, Inc., 8.827% due 10/15/2011 (b)                             2,060,000
3.8%                               4,000,000     IWO Holdings, Inc., 8.813% due 1/15/2012 (b)                             4,150,000
                                   2,500,000     US Unwired, Inc., 9.579% due 6/15/2010 (b)                               2,562,500
                                                                                                                     --------------
                                                                                                                          8,772,500
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication         3,000,000     Centennial Communications Corp., 10.74% due 1/01/2013 (b)                3,127,500
Services - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Corporate Bonds (Cost - $221,652,732) - 96.3%                    220,270,006
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Floating Rate Loan Interests (a)
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.6%         3,703,703     Standard Aero Holdings Term Loan, 6.96% - 7.35% due 8/24/2012            3,703,703
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 2.0%                    4,000,000     Delta Air Lines Debtor In Possession Term Loan C, 12.773%
                                                 due 3/16/2008                                                            4,130,832
                                     500,000     Delta Air Lines Term Loan B, 10.023% due 3/16/2008                         507,902
                                                                                                                     --------------
                                                                                                                          4,638,734
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 5.8%                  2,890,021     Delphi Automotive Systems Term Loan B, 13.50% due 6/14/2011              3,001,287
                                   1,481,481     Intermet Corp. First Lien Term Loan, 9.87% due 11/08/2010                1,377,778
                                     518,519     Intermet Corp. Letter of Credit, 9.09% due 11/08/2010                      479,630

Diversified Income Strategies Portfolio, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                        Face
Industry                              Amount     Floating Rate Loan Interests (a)                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                              USD  2,778,824     Metaldyne Corp. Term Loan D, 9.044% due 12/31/2009                  $    2,834,834
                                     400,000     Metaldyne Corp. Term Loan D, 9.50% due 12/31/2009                          406,250
                                   5,000,000     RJ Tower Corp. Tranche B Term Loan, 8.25% due 2/02/2007                  5,102,085
                                                                                                                     --------------
                                                                                                                         13,201,864
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.7%                1,724,137     Cebridge Connections Term Loan B, 7.319% due 11/05/2013                  1,717,209
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.2%                   1,980,000     PQ Corp. Term Loan, 7% due 2/11/2012                                     1,998,151
                                   3,000,000     Wellman, Inc. Second Lien Term Loan, 11.899% due 2/10/2010               3,068,907
                                                                                                                     --------------
                                                                                                                          5,067,058
-----------------------------------------------------------------------------------------------------------------------------------
Consumer -                         5,000,000     American Safety Razor Co. Tranche C Term Loan, 11.23%
Non-Durables - 2.2%                              due 8/28/2012                                                            5,037,500
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &               500,000     MEG Energy Corp. Term Loan B, 7% due 4/03/2013                             503,706
Production - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 1.4%              3,000,000     Scorpion Drilling Ltd. Second Lien Term Loan, 12.581%
                                                 due 5/05/2015                                                            3,120,000
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 1.3%                   2,000,000     JG Wentworth Manufacturing Term Loan, 8.545% due 4/12/2011               2,026,250
                                   1,000,000     JG Wentworth Manufacturing Term Loan, 8.545% due 4/14/2011               1,013,125
                                                                                                                     --------------
                                                                                                                          3,039,375
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 2.0%                500,000     Bolthouse Farms, Inc. Second Lien Term Loan, 10.37%
                                                 due 12/01/2013                                                             511,250
                                     953,333     Commonwealth Brands Term Loan, 7.438% due 12/22/2012                       960,364
                                      93,023     Dole Food Co., Inc. Letter of Credit, 7% due 4/12/2013                      92,551
                                     209,303     Dole Food Co., Inc. Term Loan B, 6.875% - 8.50% due 4/12/2013              208,240
                                     697,674     Dole Food Co., Inc. Term Loan C, 6.875% - 8.50% due 4/04/2013              694,132
                                   1,000,000     QCE LLC First Lien Term Loan, 7.31% due 5/05/2013                        1,001,458
                                   1,000,000     QCE LLC Second Lien Term Loan, 10.875% due 10/24/2013                    1,001,458
                                                                                                                     --------------
                                                                                                                          4,469,453
-----------------------------------------------------------------------------------------------------------------------------------
Forest Products - 1.1%             2,500,000     Georgia Pacific Corp. Second Lien Term Loan C, 7.88% - 8.081%
                                                 due 2/14/2014                                                            2,535,698
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 1.3%                      2,886,345     Resorts International Second Lien Term Loan, 15.979%
                                                 due 4/26/2013                                                            2,985,563
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 2.6%                     1,896,179     Lake at Las Vegas Joint Venture Term Loan, 7.86% - 7.91%
                                                 due 11/01/2009                                                           1,906,676
                                   4,000,000     Stile U.S. Acquisition Corp. Bridge Loan, 11% due 4/06/2015              3,955,000
                                                                                                                     --------------
                                                                                                                          5,861,676
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology -           1,760,000     Activant Solutions Term Loan B, 7.188% due 5/02/2013                     1,766,051
4.1%                               5,500,000     Amkor Technology, Inc. Second Lien Term Loan, 9.694%
                                                 due 10/27/2010                                                           5,744,063
                                   1,755,000     Fidelity National Information Solutions, Inc. Term Loan B, 6.83%
                                                 due 3/09/2013                                                            1,759,798
                                                                                                                     --------------
                                                                                                                          9,269,912
-----------------------------------------------------------------------------------------------------------------------------------

Diversified Income Strategies Portfolio, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

                                        Face
Industry                              Amount     Floating Rate Loan Interests (a)                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.7%          USD  1,500,000     Babcocks & Wilcox Letter of Credit, 4.879% due 2/22/2012            $    1,511,250
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 1.7%                 828,947     Euramax International Plc Second Lien Term Loan, 12%
                                                 due 6/29/2013                                                              841,382
                                   1,275,633     Euramax International Plc Tranche 3 Term Loan B, 7.69%
                                                 due 6/29/2012                                                            1,287,592
                                   1,671,053     Euramax International Plc Tranche 4 Second Lien Term Loan, 12%
                                                 due 6/29/2013                                                            1,696,118
                                                                                                                     --------------
                                                                                                                          3,825,092
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 2.5%                   2,142,857     Anchor Glass Container Corp. Term Loan B, 7.309% due 5/03/2013           2,148,214
                                   3,571,429     Graham Packaging Co. LP Second Lien Term Loan, 9.25%
                                                 due 4/07/2012                                                            3,644,346
                                                                                                                     --------------
                                                                                                                          5,792,560
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 1.9%                     1,000,000     Calpine Corp. Delay Draw Term Loan, 8.979% due 12/20/2007                1,025,833
                                   3,300,000     Covanta Energy Corp. Second Lien Term Loan, 10.46% - 10.581%
                                                 due 6/24/2013                                                            3,374,250
                                                                                                                     --------------
                                                                                                                          4,400,083
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Floating Rate Loan Interests (Cost - $80,306,939) - 35.3%         80,680,436
-----------------------------------------------------------------------------------------------------------------------------------

                                      Shares
                                        Held     Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.9%          176,126     Medis Technologies Ltd. (g)                                              4,269,294
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Common Stocks (Cost - $3,229,974) - 1.9%                           4,269,294
-----------------------------------------------------------------------------------------------------------------------------------

                                  Beneficial
                                    Interest     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                              USD     99,035     Merrill Lynch Liquidity Series, LLC
                                                 Cash Sweep Series I, 4.85% (c)(f)                                           99,035

-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Short-Term Securities (Cost - $99,035) - 0.0%                         99,035
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Investments (Cost - $305,288,680*) - 133.5%                      305,318,771

                                                 Liabilities in Excess of Other Assets - (33.5%)                        (76,584,688)
                                                                                                                     --------------
                                                 Net Assets - 100.0%                                                 $  228,734,083
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 305,192,061
                                                                  =============
      Gross unrealized appreciation                               $   4,616,752
      Gross unrealized depreciation                                  (4,490,042)
                                                                  -------------
      Net unrealized appreciation                                 $     126,710
                                                                  =============

(a) Floating rate loan interests which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
(b)   Floating rate note.

Diversified Income Strategies Portfolio, Inc.
Schedule of Investments as of May 31, 2006                     (in U.S. dollars)

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net             Interest
      Affiliate                                       Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                           $72,180            $20,517
      --------------------------------------------------------------------------

(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(e) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(f)   Represents the current yield as of 5/31/2006.
(g)   Non-income producing security.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Swaps entered into as of May 31, 2006 were as follows:

      ---------------------------------------------------------------------------------------
                                                                                  Unrealized
                                                                   Notional      Appreciation
                                                                    Amount      (Depreciation)
      ---------------------------------------------------------------------------------------
      Sold credit default protection on Ford Motor Credit
      Co. and receive 8.75%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires December 2006                                       $ 3,000,000    $     65,700

      Sold credit default protection on General Motors
      Corp. and receive 5.25%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2008                                           $ 5,000,000        (388,240)

      Sold credit default protection on ACES High Yield
      Index (10-13% Tranche) and receive 5.0%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires March 2010                                          $ 7,000,000         400,876

      Pay a fixed rate of 4.823% and receive a floating rate based on 3-month LIBOR


      Broker, JPMorgan Chase Bank
      Expires January 2013                                        $20,000,000         853,441

      Pay a fixed rate of 4.853% and receive a floating rate based on 3-month LIBOR

      Broker, Lehman Brothers Special Finance
      Expires March 2013                                          $31,000,000       1,295,271
      ---------------------------------------------------------------------------------------
      Total                                                                      $  2,227,048
                                                                                 ============

o     Currency Abbreviations:

      EUR      Euro
      USD      U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Diversified Income Strategies Portfolio, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Diversified Income Strategies Portfolio, Inc.

Date: July 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Diversified Income Strategies Portfolio, Inc.

Date: July 21, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Diversified Income Strategies Portfolio, Inc.

Date: July 21, 2006